The table below presents the reconciliation of the surplus of Petros Plan registered by Petros Foundation as of December 31, 2020 (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)
Pps prp post [Member]
IfrsStatementLineItems [Line Items]
Surplus registered by Petros	$ (186)
Financial assumptions	3,673
Ordinary and extraordinary sponsor contributions	2,655
Change in fair value of plan assets	2,067	[1]
Others (including Actuarial valuation method)	(1,012)
Net actuarial liability registered by the Company	7,197
PPSP-NR [Member]
IfrsStatementLineItems [Line Items]
Surplus registered by Petros	(103)
Financial assumptions	1,122
Ordinary and extraordinary sponsor contributions	766
Change in fair value of plan assets	919	[1]
Others (including Actuarial valuation method)	(106)
Net actuarial liability registered by the Company	$ 2,598

[1]	It includes balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.